Organization and Principal Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 28, 2016	Nov. 13, 2015
Organization and Principal Activities (Textual)
Sales price		$ 392,671	$ 77,000
Agm Nanjing [Member]
Organization and Principal Activities (Textual)
Percentage of equity interests				100.00%
Agm Beijing [Member]
Organization and Principal Activities (Textual)
Percentage of equity interests					100.00%
AGM Asset Management [Member]
Organization and Principal Activities (Textual)
Percentage of acquisition	100.00%
Purchase price	$ 22,635